Warrants for ordinary shares - Schedule of fair value of the warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial Liabilities Fair Value Disclosure [Abstract]
Value of warrant per share	$ 0.09	$ 0.37
Number of redeemable convertible preferred shares issuable upon exercise of warrants	5,200,000	5,200,000
Fair value of warrant liability	$ 473	$ 1,924